VALUATION AND QUALIFYING ACCOUNTS (Schedule of Valuation and Qualifying Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disposal Group, Disposed of by Sale, Not Discontinued Operations | AgroFresh | AgroFresh
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Impairment charge			$ 143
Accounts Receivable - Allowance for Doubtful Receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 59	$ 51	48
Additions charged to expenses	10	23	13
Additions charged to other accounts	4	2	0
Deductions from reserves	(31)	(17)	(10)
Balance at end of year	42	59	51
Inventory - Obsolescence Reserve
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	18	34	14
Additions charged to expenses	7	5	26
Deductions from reserves	(2)	(21)	(6)
Balance at end of year	23	18	34
Reserves for Other Investments and Noncurrent Receivables
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	430	350	487
Additions charged to expenses	44	83	152
Deductions from reserves	(14)	(3)	(289)
Balance at end of year	460	430	350
Reserves for Other Investments and Noncurrent Receivables | Dow Silicones Corporation
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Deductions from reserves			(237)
Deferred Tax Assets - Valuation Allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	1,255	936	868
Additions charged to expenses	152	369	140
Deductions from reserves	(182)	(50)	(72)
Balance at end of year	$ 1,225	$ 1,255	$ 936